Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Schedule of changes in deferred revenue [Abstract]
Deferred revenue	[1]	$ 64,604	$ 63,392

[1]	Includes $15.7 million and $14.2 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively.